CONVERTIBLE NOTES (Details) - USD ($)	Apr. 30, 2018	Mar. 20, 2018
Debt Disclosure [Abstract]
Nominal value of the convertible promissory notes issued	$ 350,000	$ 350,000
Beneficial conversion feature allocated to additional paid in capital		(350,000)
Accrued interest and accretion to April 30, 2018	24,063
Liability component	$ 24,063	$ 0